Long-Term Debt	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Long-Term Debt
9.	LONG-TERM DEBT
Bank of America Term Loan
In May 2019, the Company entered into a credit arrangement (the “Bank of America Credit Agreement”) for a term loan of $50.0 million (the “Bank of America Term Loan”), which bore an interest rate quoted as LIBOR + 300 Basis Points.
The Bank of America Credit Agreement also included a line of credit arrangement, under which the Company could borrow up to $10.0 million. The line was set to expire in
May of 2024
and was secured by all assets of the Company. The Company did not draw on the line of credit during the year ended December 31, 2022.
In connection with obtaining the Bank of America Credit Agreement in May of 2019, the Company incurred lender’s fees and related attorney’s fees of $1.1 million. The Company capitalized these costs and was amortizing these to interest expense over the maturity of the Bank of America Term Loan. Amortization expense related to the debt issuance costs on the Bank of America Credit Agreement was $0.09 million for the year ended December 31, 2022. At the Closing Date, the remaining unamortized Bank of America debt issuance costs of $0.4 million were written off as a loss from extinguishment of debt in the Company’s consolidated statements of income (loss) and comprehensive income (loss) upon extinguishment of the Bank of America Credit Agreement.
In connection with the Business Combination, the Company entered into a new loan agreement as described below. A portion of the funds obtained from the new agreement were used to repay the Bank of America Term Loan in full.
Truist Term Loan
On the Closing Date, the Company entered into a new loan agreement with Truist Bank (the “Credit Agreement” and with respect to the term loan within, the “Term Loan”) for $125.0 million. Interest on borrowings under the Credit Agreement is based on either, at the Company’s election, the Standard Overnight Financing Rate plus an applicable margin of 2.5% or 2.75% or the Base Rate plus an applicable margin of 1.5% or 1.75%. At December 31, 2023, the interest rate charged to the Company was approximately 8.00%. The Term Loam requires principal payments of approximately $1.6 million in quarterly installments on the last day of each calendar quarter, commencing on September 30, 2022, with repayment of the outstanding amount of the note due on maturity, which occurs on May 26, 2027. As of December 31, 2023, the outstanding principal on the Term Loan was $115.6 million.

Pursuant to the Credit Agreement, BioTE Medical may borrow under the “Revolving Loans” from time to time up to the total commitment of $50.0 million. The Company did not draw on the Revolving Loans during the year ended December 31, 2023.
The Credit Agreement is secured by substantially all of the assets of the Company and is subject to, among other provisions, customary covenants regarding indebtedness, liens, negative pledges, restricted payments, certain prepayments of indebtedness, investments, fundamental changes, disposition of assets, sale and lease-back transactions, transactions with affiliates, amendments of or waivers with respect to restricted debt and permitted activities of the Company. In addition, the Credit Agreement is subject to (i) a maximum total net leverage ratio and (ii) a minimum fixed charge coverage ratio. The Company must maintain a total net leverage ratio of less than or equal to (i) 4.25:1.00, with respect to the fiscal quarter ending September 30, 2022 through and including the fiscal quarter ending March 31, 2023, (ii) 4.00:1.00, with respect to the fiscal quarter ending June 30, 2023 through and including March 31, 2024, and (iii) 3.75:1.00 thereafter. Beginning with the third fiscal quarter of 2022, the Company must not permit the Consolidated Fixed Charge Coverage Ratio to be less than 1.25:1.00. Both financial covenants are tested quarterly. In addition to the financial covenants, the Company is required to deliver financial statements and other information including, but not limited to, a budget for the fiscal year in progress. Although the Company was in compliance with all required financial covenants associated with the Credit Agreement, it failed to timely deliver a budget for the fiscal year ending December 31, 2023, resulting in an event of default as of June 30, 2023. On July 27, 2023, the lender waived the event of default and also agreed that the Company will not be required to deliver a budget for the fiscal year ending December 31, 2023. As of December 31, 2023, the Company was in compliance with all required covenants associated with the Credit Agreement.
In connection with obtaining the Credit Agreement in May of 2022, the Company incurred lender’s fees and related attorney’s fees of approximately $4.0 million. The Company capitalized these costs and is amortizing these to interest expense over the term of the Term Loan. The balance on the Term Loan is presented in the consolidated balance sheet net of the related debt issuance costs. Amortization expense related to the debt issuance costs on the Credit Agreement was $0.8 million and $0.5 million for the years ended December 31, 2023 and 2022, respectively.
The total amortization of debt issuance costs, inclusive of those related to both the Bank of America Credit Agreement and the Credit Agreement, was $0.8 million and $0.6 million for the years ended December 31, 2023 and 2022, respectively.
Long-term debt was as follows:

	December 31,
(in thousands)	2023	2022
Term loan	$115,625	$121,875
Less: Current portion	$(6,250)	(6,250)

	$109,375	$115,625
Less: Unamortized debt issuance costs	$(2,745)	(3,539)

Term loan, net of current portion	$106,630	$112,086

Future maturities of long-term debt, excluding debt issuance costs, are as follows:

Year Ended December 31,	(in thousands)
2024	6,250
2025	6,250
2026	6,250
2027	96,875

$115,625